Write down and Loss on Sale of Vessels and Discontinued Operations - Summary of Net (Loss) Income from Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	$ 930,739	$ 901,227	$ 840,982
OPERATING EXPENSES
Voyage expenses	103,643	110,483	97,584
Vessel operating expenses	344,128	317,576	307,960
Depreciation and amortization	199,006	189,364	171,730
General and administrative	44,473	34,581	37,133
Write down and loss on sale of vessels	(76,782)	(24,542)	(37,039)
Total operating expenses	827,321	734,650	729,848
(Loss) income from vessel operations	103,418	166,577	111,134
OTHER ITEMS
Interest expense	(62,855)	(47,508)	(35,929)
Foreign currency exchange (loss) gain	(5,278)	(315)	1,500
Total other items	(24,636)	(71,607)	(189,831)
Net (loss) income from discontinued operations	(4,642)	17,568	(11,495)
Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	20,238	62,967	108,079
OPERATING EXPENSES
Voyage expenses	682	16,201	27,868
Vessel operating expenses	3,903	14,286	19,998
Depreciation and amortization	1,236	5,267	15,980
General and administrative	479	1,178	613
Write down and loss on sale of vessels	18,465	7,675	54,069
Total operating expenses	24,765	44,607	118,528
(Loss) income from vessel operations	(4,527)	18,360	(10,449)
OTHER ITEMS
Interest expense	(110)	(822)	(968)
Foreign currency exchange (loss) gain	(4)	2
Other (expense) income - net	(1)	28	(78)
Total other items	(115)	(792)	(1,046)
Net (loss) income from discontinued operations	$ (4,642)	$ 17,568	$ (11,495)